Financial Risk and Insurance Management - Summary of Contingent Consideration and Put Liability (Detail) - 12 months ended Dec. 31, 2023 S/ in Thousands, $ in Thousands	COP ($)	PEN (S/)
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Put liability | $	$ 140,549,846
Put Liability [Member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Percentage of expected cash flow		10.00%
Percentage of risk adjusted discount rate		1.00%
Put Liability [Member] | Top of range [member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Contingent consideration recognised as of acquisition date		S/ (2,227)
Put Liability [Member] | Bottom of range [member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Contingent consideration recognised as of acquisition date		S/ 2,227
Contingent consideration [member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Percentage of expected cash flow		10.00%
Percentage of risk adjusted discount rate		1.00%
Contingent consideration [member] | Top of range [member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Contingent consideration recognised as of acquisition date		S/ (7,005)
Put liability		(469)
Contingent consideration [member] | Bottom of range [member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Contingent consideration recognised as of acquisition date		7,005
Put liability		S/ 469